As filed with the Securities and Exchange Commission on November 12, 2010
Registration Nos. 33-47507
811-06652
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 53	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 55	☒

_____________________________

ARTIO GLOBAL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, New York, New York 10017 (Address of Principal Executive Offices)

Registrant’s Telephone Number: (212) 297-3600

Anthony Williams President c/o Artio Global Management LLC 330 Madison Avenue New York, New York 10017 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on March 1, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 473 under the Securities Act of 1933, as amended, the Registrant hereby files Post-Effective Amendment No. 53 to the Registration Statement to delay the effectiveness of Post-Effective Amendment No. 52 until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

There are no amendments to the Post-Effective Amendment No. 52 Registration Statement on Form N-1A filed on August 31, 2010, and Post-Effective Amendment No. 52 is hereby incorporated by reference in its entirety. The purpose of this Post-Effective Amendment No. 53 is to delay the effectiveness of the Post-Effective Amendment No. 52

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 53 for Artio Global Investment Funds to the Registration Statements to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on November 12, 2010.

ARTIO GLOBAL INVESTMENT FUNDS

By:	/s/ Anthony Williams
Anthony Williams
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ Anthony Williams	President and Chief Executive	November 12, 2010
	Anthony Williams	Officer

	/s/ Timothy Clemens	Chief Financial Officer	November 12, 2010
Timothy Clemens

	Antoine Bernheim*	Trustee	November 12, 2010
Antoine Bernheim

	Thomas Gibbons*	Trustee	November 12, 2010
Thomas Gibbons

	Harvey B. Kaplan*	Trustee	November 12, 2010
Harvey B. Kaplan

	Robert S. Matthews*	Trustee	November 12, 2010
Robert S. Matthews

	Robert McGuire*	Trustee	November 12, 2010
Robert McGuire

	Glen Wisher*	Trustee	November 12, 2010
Glen Wisher

	Peter Wolfram*	Trustee	November 12, 2010
Peter Wolfram

*By:	/s/ John Whilesmith
John Whilesmith

(*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 49 as filed with the SEC via EDGAR on February 27, 2009.)